Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity Series Class S
Prospectus [Line Items]
Annual Return [Percent]	8.79%	15.93%	24.46%	(19.61%)	25.61%	23.62%	33.53%	(3.52%)	28.78%	7.69%
Overseas Series Class I
Prospectus [Line Items]
Annual Return [Percent]	16.22%	3.35%	19.87%	(24.26%)	11.51%	27.06%	27.50%	(17.22%)	23.91%	3.50%
Disciplined Value Series Class I
Prospectus [Line Items]
Annual Return [Percent]	15.88%	11.66%	5.51%	(4.26%)	22.45%	2.49%	24.32%	(4.07%)	23.10%	15.49%
Rainier International Discovery Series Class I
Prospectus [Line Items]
Annual Return [Percent]	27.01%	0.62%	6.53%	(30.41%)	14.27%	41.43%	24.94%	(18.02%)	42.04%	(6.55%)
Pro-Blend(R) Conservative Term Series Class S
Prospectus [Line Items]
Annual Return [Percent]	7.88%	4.27%	8.51%	(11.13%)	5.39%	10.49%	12.96%	(2.24%)	8.92%	4.25%
Pro-Blend(R) Moderate Term Series Class S
Prospectus [Line Items]
Annual Return [Percent]	9.29%	6.13%	11.10%	(14.53%)	8.00%	14.92%	16.14%	(3.51%)	11.57%	3.19%
Pro-Blend(R) Extended Term Series Class S
Prospectus [Line Items]
Annual Return [Percent]	10.02%	7.18%	13.14%	(16.72%)	11.29%	17.60%	19.29%	(4.26%)	14.87%	3.84%
Pro-Blend(R) Maximum Term Series Class S
Prospectus [Line Items]
Annual Return [Percent]	12.08%	11.89%	19.05%	(20.41%)	18.43%	22.08%	27.65%	(6.36%)	24.19%	4.56%
Pro-Blend(R) Conservative Term Series Class W
Prospectus [Line Items]
Annual Return [Percent]	8.69%	5.10%	9.36%	(10.36%)	6.11%	11.45%	12.96%	(2.24%)	8.92%	4.25%
Pro-Blend(R) Moderate Term Series Class W
Prospectus [Line Items]
Annual Return [Percent]	10.29%	7.06%	12.21%	(13.69%)	9.08%	16.01%	16.14%	(3.51%)	11.57%	3.19%
Pro-Blend(R) Extended Term Series Class W
Prospectus [Line Items]
Annual Return [Percent]	11.03%	8.22%	14.17%	(15.94%)	12.33%	18.72%	19.29%	(4.26%)	14.87%	3.84%
Pro-Blend(R) Maximum Term Series Class W
Prospectus [Line Items]
Annual Return [Percent]	13.21%	13.01%	20.22%	(19.58%)	19.63%	23.27%	27.65%	(6.36%)	24.19%	4.56%